USAA NEW YORK MONEY MARKET FUND
SUPPLEMENT DATED DECEMBER 23, 2011
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2011

Please replace the bar chart found on page 14 of the Fund's prospectus with the following bar chart:

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

Series, New York Money Market Fund
USAA NEW YORK MONEY MARKET
RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012909Member~